Deposits - Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Demand deposits	$ 239,559	$ 226,971
Savings accounts	136,549	123,749
Negotiable order of withdrawal accounts	495,930	454,487
Money market demand accounts	648,606	628,321
Certificates of deposit $250,000 or greater	67,614	64,938
Other certificates of deposit	370,608	360,871
Individual retirement accounts $250,000 or greater	6,954	8,417
Other individual retirement accounts	71,925	74,381
Deposits	$ 2,037,745	$ 1,942,135